Supplement to the
Fidelity® Short-Term Bond Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2025
Summary Prospectus

Effective on or about March 31, 2026, Julian Potenza will no longer serve as Co-Portfolio Manager of the fund.
ASTP-SUSTK-1225-104 1.9881436.104	December 12, 2025
Supplement to the
Fidelity® Short-Term Bond Fund
October 30, 2025
Summary Prospectus

Effective on or about March 31, 2026, Julian Potenza will no longer serve as Co-Portfolio Manager of the fund.
STP-SUSTK-1225-101 1.990957.101	December 12, 2025